Supplemental Guarantor Condensed Consolidating Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	May 25, 2011
Current assets:
Cash and cash equivalents	$ 74,652	$ 79,251	$ 347,631
Restricted cash	4,900
Accounts receivable, net	13,521	12,658
Inventories, net of allowance for obsolescence	413	489
Prepaid insurance and other assets	8,725	6,687
Deferred tax assets	3,059
Total current assets	105,270	99,085
Satellites and equipment, net	552,562	443,015
Concessions, net	42,837	44,628
Intangible assets and other assets	33,955	64,538
Deferred financing cost	11,390	13,677
Total	746,014	664,943
Current liabilities:
Accounts payable, accrued expenses and other	44,886	20,678
Deferred revenue	3,605	1,361
Income tax payable	13	454
Deferred tax liabilities		1,490
Total current liabilities	48,504	22,168
Debt obligations	360,000	325,000
Other long-term liabilities	27,417	37,595
Long-term deferred tax liabilities	8,483	19,889
Total liabilities	444,404	404,652
Shareholders' equity:
Paid-in capital	275,662	275,662
(Accumulated deficit) retained earnings	22,334	(18,882)
Noncontrolling interest	3,614	3,511
Total shareholders' equity	301,610	260,291
Total	746,014	664,943
Satmex Issuer
Current assets:
Cash and cash equivalents	58,873	65,393	332,507
Restricted cash	4,900
Accounts receivable, net	8,760	8,503
Prepaid insurance and other assets	8,552	6,592
Deferred tax assets	1,566
Total current assets	82,651	80,488
Satellites and equipment, net	550,351	440,697
Concessions, net	39,239	40,819
Due from related parties	4,003	5,023
Intangible assets and other assets	30,772	60,480
Investment in subsidiaries	19,041	16,688
Deferred financing cost	11,390	13,677
Total	737,447	657,872
Current liabilities:
Accounts payable, accrued expenses and other	41,286	17,557
Deferred revenue	3,605
Deferred tax liabilities		1,757
Total current liabilities	44,891	19,314
Debt obligations	360,000	325,000
Other long-term liabilities	27,317	37,482
Long-term deferred tax liabilities	7,243	19,296
Total liabilities	439,451	401,092
Shareholders' equity:
Paid-in capital	275,662	275,662
(Accumulated deficit) retained earnings	22,334	(18,882)
Total shareholders' equity	297,996	256,780
Total	737,447	657,872
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	921	989	4,842
Accounts receivable, net	3,006	2,253
Prepaid insurance and other assets	129	21
Deferred tax assets	909
Total current assets	4,965	3,263
Satellites and equipment, net	83	95
Intangible assets and other assets	2,168	2,985
Deferred tax assets		685
Total	7,216	7,028
Current liabilities:
Accounts payable, accrued expenses and other	3,240	2,974
Total current liabilities	3,240	2,974
Other long-term liabilities	4,003	5,023
Long-term deferred tax liabilities	15
Total liabilities	7,258	7,997
Shareholders' equity:
Paid-in capital	(1,173)	(1,173)
(Accumulated deficit) retained earnings	1,131	204
Total shareholders' equity	(42)	(969)
Total	7,216	7,028
Non Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	14,858	12,869	10,282
Accounts receivable, net	6,506	6,366
Inventories, net of allowance for obsolescence	413	489
Prepaid insurance and other assets	44	74
Deferred tax assets	584	386
Total current assets	22,405	20,184
Satellites and equipment, net	2,128	2,223
Concessions, net	3,598	3,809
Due from related parties	960	778
Intangible assets and other assets	1,015	1,073
Total	30,106	28,067
Current liabilities:
Accounts payable, accrued expenses and other	5,111	4,611
Income tax payable	13
Deferred tax liabilities		119
Total current liabilities	5,124	4,730
Other long-term liabilities	1,060	891
Long-term deferred tax liabilities	1,225	1,278
Total liabilities	7,409	6,899
Shareholders' equity:
Paid-in capital	21,481	21,481
(Accumulated deficit) retained earnings	1,216	(313)
Total shareholders' equity	22,697	21,168
Total	30,106	28,067
Eliminations upon consolidation
Current assets:
Accounts receivable, net	(4,751)	(4,464)
Deferred tax assets		(386)
Total current assets	(4,751)	(4,850)
Due from related parties	(4,963)	(5,801)
Investment in subsidiaries	(19,041)	(16,688)
Deferred tax assets		(685)
Total	(28,755)	(28,024)
Current liabilities:
Accounts payable, accrued expenses and other	(4,751)	(4,464)
Deferred tax liabilities		(386)
Total current liabilities	(4,751)	(4,850)
Other long-term liabilities	(4,963)	(5,801)
Long-term deferred tax liabilities		(685)
Total liabilities	(9,714)	(11,336)
Shareholders' equity:
Paid-in capital	(20,308)	(20,308)
(Accumulated deficit) retained earnings	(2,347)	109
Noncontrolling interest	3,614	3,511
Total shareholders' equity	(19,041)	(16,688)
Total	$ (28,755)	$ (28,024)